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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ];       Amendment Number: ___

      This Amendment (Check only one.):         [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             American Assets, Inc.
Address:          11455 El Camino Real, Suite 200
                  San Diego, CA 92130

                        Form 13F File Number: 028-11686

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Robert F. Barton
Title:            Chief Financial Officer
Phone:            858-350-2600

Signature, Place, and Date of Signing:

       /s/  Robert F. Barton        San Diego, CA        8/12/2008
     -----------------------        [City, State]         [Date]
           [Signature]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13-F File Number               Name
28-11688                            Insurance Company of the West

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            1
                                              -----------------
Form 13F Information Table Entry Total:                       4
                                              -----------------
Form 13F Information Table Value Total:       $         436,954
                                              -----------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13-F File Number          Name
No. 1     28-11688                       Insurance Company of the West

                           Form 13-F Information Table
                               as of June 30, 2008


                   TITLE       CUSIP      VALUE       SHARES/     SH/     PUT/   INVSTMT    OTHER            VOTING AUTHORITY
NAME OF ISSUER    OF CLASS               (x$1000)     PRN AMT     PRN     CALL   DSCRETN   MANAGERS     SOLE         SHARED    NONE
WACHOVIA CORP       com      929903102   434,689    27,990,269    SH              sole               27,990,269
AMBAC FINANCIAL     com      023139108       156       116,600    SH              Sole                  116,600
CITIGROUP INC       com      125581108     2,021       120,600    SH              Sole                  120,600
MBIA INC            com      55262C100        88        20,000    SH              Sole                   20,000

TOTAL                                    436,954    28,247,469                                       28,247,469